Accrued Expenses and Other Current Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following as of March 31, 2023 and December 31, 2022:

	March 31,	December 31,
	2023	2022
L&F milestone payment liability	$500,000	$1,500,000
L&F Note [1]	-	(351,579)

L&F, net	500,000	1,148,421
Payroll accrual	291,552	584,226
Other accrued expenses	51,968	214,229
Federal income tax payable	106,683	106,683
Bonus accrual	764,590	-
Registration delay liability [2]	398,019	-
Total accrued expenses and other current liabilities	$2,112,812	$2,053,559

[1]	See Note 7 – Commitments and Contingencies for details of the forgiveness of the L&F Note.

[2]	See Note 8 – Stockholders’ Permanent and Temporary Equity for details of the registration delay liability.

As of December 31, 2022 and 2021, accrued expenses and other current liabilities consisted of the following:

	For the Years Ended
	December 31,
	2022	2021
L&F milestone payment liability	$1,500,000	$1,500,000
L&F Note	(351,579)	(351,579)

L&F, net	1,148,421	1,148,421
Payroll accrual	584,226	-
Other accrued expenses	214,229	-
Federal income tax payable	106,683	-
Accrued interest	-	748,767
Deferred rent	-	16,913
Total accrued expenses and other current liabilities	$2,053,559	$1,914,101